Columbia Convertible Securities Fund
Third Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Convertible Securities Fund, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 1.2%
Issuer	Shares	Value ($)
Financials 0.7%
Capital Markets 0.7%
Ares Management Corp., Class A	70,000	10,979,500
Total Financials		10,979,500
Information Technology 0.5%
Electronic Equipment, Instruments & Components 0.5%
Vishay Intertechnology, Inc.	600,000	8,202,000
Total Information Technology		8,202,000
Total Common Stocks (Cost $19,579,150)		19,181,500

Convertible Bonds 83.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.8%
AeroVironment, Inc.(a)
07/15/2030	0.000%	10,000,000	11,702,755
Astronics Corp.(a),(b)
01/15/2031	0.000%	10,000,000	11,592,000
Intuitive Machines, Inc.(b)
10/01/2030	2.500%	8,000,000	8,347,200
Planet Labs PBC(b)
10/15/2030	0.500%	4,000,000	5,042,500
Rocket Lab USA, Inc.(b)
02/01/2029	4.250%	1,000,000	8,202,913
Total			44,887,368
Automotive 1.3%
Rivian Automotive, Inc.
10/15/2030	3.625%	20,000,000	19,815,516
Banking 0.9%
Barclays Bank PLC
02/16/2029	1.000%	13,500,000	14,860,257
Brokerage/Asset Managers/Exchanges 3.4%
Coinbase Global, Inc.(a),(b)
10/01/2032	0.000%	27,000,000	26,503,028
Galaxy Digital Holdings LP(b)
05/01/2031	0.500%	18,000,000	14,999,668
WisdomTree, Inc.(b)
08/15/2030	4.625%	12,000,000	11,995,621
Total			53,498,317
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.5%
BlackSky Technology, Inc.(b)
08/01/2033	8.250%	8,000,000	8,258,973
Consumer Cyclical Services 4.0%
DoorDash, Inc.(a),(b)
05/15/2030	0.000%	15,000,000	14,806,261
Lyft, Inc.(a),(b)
09/15/2030	0.000%	9,500,000	11,244,613
MakeMyTrip Ltd.(a),(b)
07/01/2030	0.000%	12,000,000	11,153,701
Trip.com Group Ltd.
06/15/2029	0.750%	7,000,000	8,485,715
Uber Technologies, Inc.(a),(b)
05/15/2028	0.000%	6,930,000	6,890,032
Uber Technologies, Inc.
12/01/2028	0.875%	7,500,000	10,168,972
Total			62,749,294
Consumer Products 0.6%
LCI Industries(b)
03/01/2030	3.000%	8,000,000	8,940,251
Diversified Manufacturing 4.4%
Advanced Energy Industries, Inc.
09/15/2028	2.500%	5,000,000	8,236,131
Bloom Energy Corp.(a),(b)
11/15/2030	0.000%	40,000,000	37,560,000
BWX Technologies, Inc.(a),(b)
11/01/2030	0.000%	12,000,000	11,570,157
JBT Marel Corp.(b)
09/15/2030	0.375%	12,000,000	11,850,839
Total			69,217,127
Electric 7.0%
Alliant Energy Corp.(b)
05/30/2028	3.250%	12,000,000	12,553,441
CenterPoint Energy, Inc.
08/15/2026	4.250%	11,000,000	12,418,583
CMS Energy Corp.(b)
05/01/2031	3.125%	10,000,000	10,130,000
Duke Energy Corp.
04/15/2026	4.125%	11,000,000	11,788,466
PG&E Corp.
12/01/2027	4.250%	15,000,000	15,382,500

Columbia Convertible Securities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Convertible Securities Fund, November 30, 2025 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PPL Capital Funding, Inc.(b)
12/01/2030	3.000%	12,000,000	12,227,344
Southern Co. (The)
06/15/2027	4.500%	20,500,000	22,369,932
WEC Energy Group, Inc.(b)
06/01/2028	3.375%	13,000,000	13,393,865
Total			110,264,131
Finance Companies 1.5%
Hercules Capital, Inc.(b)
09/01/2028	4.750%	16,500,000	16,311,900
SoFi Technologies, Inc.(b)
03/15/2029	1.250%	2,500,000	7,968,750
Total			24,280,650
Health Care 2.9%
iRhythm Technologies, Inc.
09/01/2029	1.500%	6,000,000	8,673,682
LivaNova PLC
03/15/2029	2.500%	11,000,000	12,942,600
Merit Medical Systems, Inc.(b)
02/01/2029	3.000%	10,000,000	11,945,578
Oscar Health, Inc.(b)
09/01/2030	2.250%	11,000,000	11,830,500
Total			45,392,360
Healthcare REIT 1.2%
Welltower OP LLC(b)
07/15/2029	3.125%	11,000,000	18,249,000
Independent Energy 0.4%
Ramaco Resources, Inc.(a)
11/01/2031	0.000%	9,000,000	7,050,600
Leisure 3.5%
IMAX Corp.(b)
11/15/2030	0.750%	8,000,000	8,676,000
Live Nation Entertainment, Inc.(b)
01/15/2030	2.875%	30,000,000	30,300,000
NCL Corp., Ltd.(b)
09/15/2030	0.750%	18,000,000	16,098,750
Total			55,074,750
Metals and Mining 2.4%
Centrus Energy Corp.(a),(b)
08/15/2032	0.000%	6,000,000	8,007,465
Energy Fuels, Inc.(b)
11/01/2031	0.750%	11,000,000	11,169,521
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MP Materials Corp.(b)
03/01/2030	3.000%	4,000,000	11,968,000
Vizsla Silver Corp.(b)
01/15/2031	5.000%	5,950,000	7,146,459
Total			38,291,445
Midstream 1.1%
Golar LNG Ltd.(b)
12/15/2030	2.750%	9,000,000	8,657,289
UGI Corp.
06/01/2028	5.000%	6,000,000	8,736,955
Total			17,394,244
Office REIT 1.1%
Boston Properties LP(b)
10/01/2030	2.000%	17,000,000	16,819,878
Oil Field Services 0.8%
Solaris Energy Infrastructure, Inc.
10/01/2031	0.250%	11,000,000	12,078,835
Other Financial Institutions 2.2%
MARA Holdings, Inc.(a),(b)
08/01/2032	0.000%	13,500,000	10,890,450
Terawulf, Inc.(a),(b)
05/01/2032	0.000%	23,000,000	23,364,190
Total			34,254,640
Other Industry 0.7%
Fluor Corp.
08/15/2029	1.125%	10,000,000	11,862,000
Other REIT 1.7%
Digital Realty Trust LP(b)
11/15/2029	1.875%	15,500,000	15,903,000
Starwood Property Trust, Inc.
07/15/2027	6.750%	11,000,000	11,374,000
Total			27,277,000
Pharmaceuticals 5.5%
Bridgebio Pharma, Inc.(b)
03/01/2031	1.750%	7,000,000	11,624,375
Cytokinetics, Inc.(b)
10/01/2031	1.750%	9,000,000	11,446,219
Guardant Health, Inc.(a),(b)
05/15/2033	0.000%	14,000,000	15,783,806
Halozyme Therapeutics, Inc.(b)
11/15/2032	0.875%	14,850,000	15,552,794
Columbia Convertible Securities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Convertible Securities Fund, November 30, 2025 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ionis Pharmaceuticals, Inc.(a),(b)
12/01/2030	0.000%	19,000,000	20,679,557
Jazz Investments I Ltd.
09/15/2030	3.125%	8,500,000	11,613,456
Total			86,700,207
Retailers 0.7%
Alibaba Group Holding Ltd.
06/01/2031	0.500%	6,500,000	10,705,435
Technology 31.5%
Ascendis Pharma A/S
04/01/2028	2.250%	7,000,000	9,899,400
BILL Holdings, Inc.(a),(b)
04/01/2030	0.000%	10,000,000	9,048,591
Celcuity, Inc.
08/01/2031	2.750%	3,500,000	7,651,700
Cleanspark, Inc.(a),(b)
02/15/2032	0.000%	15,000,000	14,796,760
Cloudflare, Inc.(a),(b)
06/15/2030	0.000%	17,000,000	18,672,668
Cogent Biosciences, Inc.
11/15/2031	1.625%	8,500,000	10,316,401
Cohu, Inc.(b)
01/15/2031	1.500%	8,000,000	9,101,492
Commvault Systems, Inc.(a),(b)
09/15/2030	0.000%	10,000,000	8,741,752
CyberArk Software Ltd.(a),(b)
06/15/2030	0.000%	15,000,000	16,264,920
Datadog, Inc.(a),(b)
12/01/2029	0.000%	11,500,000	12,168,590
DigitalOcean Holdings, Inc.(a),(b)
08/15/2030	0.000%	6,000,000	7,947,600
Dropbox, Inc.(a)
03/01/2028	0.000%	12,500,000	12,905,664
Eos Energy Enterprises, Inc.(b)
12/01/2031	1.750%	9,900,000	11,047,826
Evolent Health, Inc.(b)
08/15/2031	4.500%	10,000,000	7,585,000
Guidewire Software, Inc.
11/01/2029	1.250%	8,500,000	9,729,495
KalVista Pharmaceuticals, Inc.(b)
10/01/2031	3.250%	8,000,000	9,390,788
Ligand Pharmaceuticals, Inc.(b)
10/01/2030	0.750%	10,000,000	12,067,000
Lumentum Holdings, Inc.(b)
03/15/2032	0.375%	18,000,000	34,225,433
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MACOM Technology Solutions Holdings, Inc.(a),(b)
12/15/2029	0.000%	13,500,000	16,421,385
Mirion Technologies, Inc.(b)
06/01/2030	0.250%	8,000,000	10,605,638
MKS, Inc.
06/01/2030	1.250%	10,000,000	12,586,910
Nebius Group NV(b)
09/15/2030	1.000%	16,000,000	16,812,748
Nova Ltd.(a),(b)
09/15/2030	0.000%	8,500,000	10,287,550
Nutanix, Inc.
10/01/2027	0.250%	8,900,000	9,579,894
OSI Systems, Inc.(b)
02/01/2031	0.500%	11,880,000	11,949,839
Parsons Corp.
03/01/2029	2.625%	11,000,000	12,524,372
Plug Power, Inc.(b)
12/01/2033	6.750%	4,950,000	4,808,639
Seagate HDD
06/01/2028	3.500%	5,000,000	16,814,278
Semtech Corp.(a),(b)
10/15/2030	0.000%	16,000,000	16,892,703
Snowflake, Inc.(a)
10/01/2029	0.000%	10,000,000	17,186,644
Strategy, Inc.(a),(b)
03/01/2030	0.000%	38,000,000	33,991,000
Super Micro Computer, Inc.(a),(b)
06/15/2030	0.000%	18,000,000	16,825,844
Synaptics, Inc.(b)
12/01/2031	0.750%	12,500,000	12,496,890
Tempus AI, Inc.(b)
07/15/2030	0.750%	9,500,000	11,739,514
Western Digital Corp.
11/15/2028	3.000%	6,500,000	28,250,300
Zscaler, Inc.(a),(b)
07/15/2028	0.000%	16,000,000	15,280,328
Total			496,615,556
Transportation Services 0.5%
Hertz Corp. (The)(b)
10/01/2030	5.500%	11,000,000	8,673,057
Wireless 1.0%
AST SpaceMobile, Inc.(b)
01/15/2036	2.000%	19,000,000	15,882,100
Total Convertible Bonds (Cost $1,211,510,043)			1,319,092,991

Columbia Convertible Securities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Convertible Securities Fund, November 30, 2025 (Unaudited)

Convertible Preferred Stocks 12.8%
Issuer		Shares	Value ($)
Financials 3.9%
Banks 2.4%
Bank of America Corp.(c)	7.250%	29,648	37,119,296
Capital Markets 0.5%
KKR & Co., Inc.	6.250%	175,000	8,708,000
Financial Services 1.0%
Apollo Global Management, Inc.	6.750%	100,000	6,920,233
Shift4 Payments, Inc.	6.000%	100,000	8,993,865
Total			15,914,098
Total Financials			61,741,394
Health Care 1.1%
Health Care Providers & Services 0.4%
BrightSpring Health Services, Inc.	6.750%	50,000	6,105,912
Life Sciences Tools & Services 0.7%
Bruker Corp.	6.375%	28,000	10,444,560
Total Health Care			16,550,472
Industrials 3.3%
Aerospace & Defense 2.6%
Boeing Co. (The)	6.000%	650,000	40,655,508
Trading Companies & Distributors 0.7%
QXO, Inc.	5.500%	220,000	11,867,773
Total Industrials			52,523,281
Information Technology 2.1%
Electronic Equipment, Instruments & Components 0.6%
Novanta, Inc.	6.500%	200,000	10,422,000
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.8%
Microchip Technology, Inc.	7.500%	240,000	12,369,600
Technology Hardware, Storage & Peripherals 0.7%
Hewlett Packard Enterprise Co.	7.625%	180,000	10,965,165
Total Information Technology			33,756,765
Materials 0.7%
Chemicals 0.7%
Albemarle Corp.	7.250%	200,000	10,947,795
Total Materials			10,947,795
Utilities 1.7%
Electric Utilities 1.7%
NextEra Energy, Inc.	7.299%	475,000	26,153,174
Total Utilities			26,153,174
Total Convertible Preferred Stocks (Cost $185,301,616)			201,672,881

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(d),(e)	31,201,807	31,192,447
Total Money Market Funds (Cost $31,189,905)		31,192,447
Total Investments in Securities (Cost: $1,447,580,714)		1,571,139,819
Other Assets & Liabilities, Net		6,720,890
Net Assets		1,577,860,709
Notes to Portfolio of Investments
(a)	Zero coupon bond.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2025, the total value of these securities amounted to $941,381,543, which represents 59.66% of total net assets.

(c)	Perpetual security with no specified maturity date.
(d)	The rate shown is the seven-day current annualized yield at November 30, 2025.
Columbia Convertible Securities Fund  | 2025

Portfolio of Investments  (continued)
Columbia Convertible Securities Fund, November 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(e)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	24,019,462	679,245,558	(672,071,675)	(898)	31,192,447	(17,162)	976,512	31,201,807
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Convertible Securities Fund  | 2025

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